OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 3,232	$ 3,240
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	1,499	1,424
U.S. Department Store Chain
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 551	$ 551